BORROWINGS (Schedule of Movement in the Exchangeable Notes balance) (Details) - Current Liabilities [Member] - Exchangeable Senior Notes [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	$ (210)	$ (210)
Balance at end of the period	$ (210)	$ (210)